Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
Balance, December 31, 2009	$2,372,390	($314,061)	$2,058,329
Additions/transfers from vessels under construction	43,448	-	43,448
Vessel Disposals	-75,113	12,689	-62,424
Depreciation	-	-117,799	-117,799
Vessel impairment charge	-11,880	8,292	-3,588
Balance, December 31, 2010	$2,328,845	$-410,879	$1,917,966
Additions/transfers from vessels under construction	441,155	-	441,155
Vessel Disposals	-116,600	1,157	-115,443
Vessel total constructive loss	-35,261	2,125	-33,136
Depreciation	-	-109,584	-109,584
Vessel impairment charge	-253,432	108,744	-144,688
Balance, December 31, 2011	$$2,364,707	$($408,437)	$$1,956,270

Drilling Rigs, Drillships, Machinery and Equipment

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,453,391	($123,750)	$1,329,641
Additions	6,834	—	6,834
Disposals	-18,595	5,104	-13,491
Depreciation	—	-73,651	-73,651
Balance December 31, 2010	$1,441,630	$-192,297	$1,249,333
Additions	3,502,233	-	3,502,233
Disposals	-1,147	381	-766
Depreciation		-162,884	-162,884
Balance December 31, 2011	$$4,942,716	$($354,800)	$$4,587,916